Related Party Transactions - Schedule of Related Party Transactions (Parenthetical) (Details)									12 Months Ended
	Mar. 22, 2022	Mar. 17, 2022	Dec. 14, 2021	Dec. 29, 2020	Oct. 27, 2020	Oct. 09, 2020	Oct. 01, 2020	Jun. 01, 2020	Mar. 31, 2022
Infosys CIS LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date									Jan. 28, 2021
Brilliant Basics (MENA) DMCC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date									Jul. 17, 2020
Infosys Fluido U.K., Ltd. (formerly Simplus U.K, Ltd)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary								100.00%
Infosys Limited Bulgaria EOOD
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date									Sep. 11, 2020
GuideVision s.r.o.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary							100.00%
Kaleidoscope Animations
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary						100.00%
Infosys Consulting Sp Zoo Formerly Lodestone Management Consultants Sp Zoo
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Merger effective date									Oct. 21, 2020
Blue Acorn iCi Inc (formerly Beringer Commerce Inc)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary					100.00%
Lodestone Management Consultants Portugal, Unipessoal, Lda.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date									Nov. 19, 2020
Infosys BPM UK Limited.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date									Dec. 09, 2020
Simplus North America Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date									Apr. 27, 2021
Fluido Newco AB
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Merger effective date									Dec. 18, 2020
Stater Gmbh
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date									Aug. 04, 2021
Stater Deutschland Verwaltungs-GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Merger effective date									Dec. 18, 2020
Simplus Europe, Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date									Jul. 20, 2021
Infosys Consulting (Shanghai) Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date									Sep. 01, 2021
Stater Duitsland B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Merger effective date									Dec. 23, 2020
Sqware Peg Digital Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date									Sep. 02, 2021
Stater Belgium N.V./S.A.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary				28.01%
Infosys Green Forum
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date									Aug. 31, 2021
Infosys Turkey Bilgi Teknolojikeri Limited Sirketi
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date									Dec. 30, 2020
Infosys (Malaysia) SDN. BHD. (formerly Global Enterprise International (Malaysia) Sdn. Bhd.)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary			100.00%
Kallidus Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date									Mar. 09, 2021
Infosys Consulting s.r.o. v likvidaci (formerly Infosys Consulting s.r.o.)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date									Dec. 16, 2021
Infosys Germany Holding GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date									Mar. 23, 2021
Infosys Canada Public Services Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date									Nov. 23, 2021
Infosys Automotive and Mobility GmbH & Co. KG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date									Mar. 28, 2021
Wong Doody, Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Merger effective date									Dec. 31, 2021
WongDoody Holding Company Inc. (WongDoody)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Merger effective date									Dec. 31, 2021
Beringer Commerce Holdings LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Merger effective date									Jan. 01, 2022
Beringer Capital Digital Group Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Merger effective date									Jan. 01, 2022
Blue Acorn iCi Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Merger effective date									Jan. 01, 2022
Infosys Business Solutions LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date									Feb. 20, 2022
Infosys BPM Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary		0.01%
Infosys Germany GmbH (formerly Kristall 247. GmbH (“Kristall”)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary	100.00%